Average Annual Total Returns (Vanguard Dividend Growth Fund Annuity:)	Vanguard Dividend Growth Fund Vanguard Dividend Growth Fund - Investor Shares 2/1/2014 - 1/31/2015	Dividend Growth Spliced Index Vanguard Dividend Growth Fund Vanguard Dividend Growth Fund - Investor Shares 2/1/2014 - 1/31/2015	NASDAQ US Dividend Achievers Select Index Vanguard Dividend Growth Fund Vanguard Dividend Growth Fund - Investor Shares 2/1/2014 - 1/31/2015	Russell 1000 Index Vanguard Dividend Growth Fund Vanguard Dividend Growth Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.85%	10.12%	10.12%	13.24%
Five Years	14.64%	13.84%	14.16%	15.64%
Ten Years	9.12%	7.12%	none	7.96%